Related Party Transactions (Details) - Schedule of Contract Liability – Related Party - Related Party [Member] - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Current Portion
Unearned franchise fees	$ 12,592	$ 15,466
Customer deposits		41,000
Contract liability current portion net	12,592	56,466
Total, net	$ 12,592	$ 56,466